DERIVATIVE FINANCIAL INSTRUMENTS - Change in Fair Value of Derivative Instruments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about hedging instruments [line items]
Unrealized Gains	$ 1,241
Unrealized losses	(622)
Net Change	(619)	$ (103)
Foreign exchange
Disclosure of detailed information about hedging instruments [line items]
Unrealized Gains	271
Unrealized losses	(35)
Net Change	(236)	(47)
Interest rates
Disclosure of detailed information about hedging instruments [line items]
Unrealized Gains	222
Unrealized losses	(461)
Net Change	239	10
Commodity instruments
Disclosure of detailed information about hedging instruments [line items]
Unrealized Gains	248
Unrealized losses	(126)
Net Change	(122)	(98)
Equity derivatives
Disclosure of detailed information about hedging instruments [line items]
Unrealized Gains	500
Unrealized losses	0
Net Change	$ (500)	$ 32